Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail) MMBbls in Millions, Bcf in Billions	12 Months Ended
Dec. 31, 2021 Bcf MMBbls
Crude Oil Condensates [Member]
Proved developed and undeveloped reserves:
Proved developed reserves | MMBbls	3,648.9
Proved undeveloped reserves | MMBbls	2,424.0
Total proved reserves | MMBbls	6,073.0
Dry Gas [Member]
Proved developed and undeveloped reserves:
Proved developed reserves | Bcf	3,933.7
Proved undeveloped reserves | Bcf	3,105.8
Total proved reserves | Bcf	7,039.5